Offsetting of Financial Assets and Financial Liabilities - Summary of Amounts Offset and Not Offset in the Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)		$ 158,641	$ 164,803
Amounts offset in the balance sheet		3,003	3,449
Net amounts presented in balance sheet		155,638	161,354
Impact of master netting agreements		38,060	43,635
Securities received as collateral	[1],[2]	106,118	103,018
Cash collateral		4,594	3,205
Net amount	[3]	6,866	11,496
Gross amounts (Financial Liabilities)		159,304	167,368
Amounts offset in the balance sheet		3,003	3,449
Net amounts presented in balance sheet		156,301	163,919
Impact of master netting agreements		38,060	43,635
Securities pledged as collateral	[1],[2]	102,128	98,706
Cash collateral		7,292	9,019
Net amount	[3]	8,821	12,559
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)		118,128	116,309
Amounts offset in the balance sheet		2,466	3,115
Net amounts presented in balance sheet		115,662	113,194
Impact of master netting agreements		11,386	11,757
Securities received as collateral	[1],[2]	102,852	99,736
Cash collateral		25	4
Net amount	[3]	1,399	1,697
Derivative financial instruments assets 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)		40,513	48,494
Amounts offset in the balance sheet		537	334
Net amounts presented in balance sheet		39,976	48,160
Impact of master netting agreements		26,674	31,878
Securities received as collateral	[1],[2]	3,266	3,282
Cash collateral		4,569	3,201
Net amount	[3]	5,467	9,799
Derivative financial instruments liabilities 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Liabilities)		50,730	60,290
Amounts offset in the balance sheet		537	334
Net amounts presented in balance sheet		50,193	59,956
Impact of master netting agreements		26,674	31,878
Securities pledged as collateral	[1],[2]	7,837	7,212
Cash collateral		7,186	8,843
Net amount	[3]	8,496	12,023
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Liabilities)		108,574	107,078
Amounts offset in the balance sheet		2,466	3,115
Net amounts presented in balance sheet		106,108	103,963
Impact of master netting agreements		11,386	11,757
Securities pledged as collateral	[1],[2]	94,291	91,494
Cash collateral		106	176
Net amount	[3]	$ 325	$ 536

[1]	Certain amounts of collateral are restricted from being sold or repledged except in the event of default or the occurrence of other predetermined events.
[2]	Financial assets received/pledged as collateral are disclosed at fair value and are limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
[3]	Not intended to represent our actual exposure to credit risk.